COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2024
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

19. COMMITMENTS AND CONTINGENCIES

Since February 2022, the quantity of soft wheat available on the international market has decreased by 35% due to the ongoing war in Ukraine, causing the price of raw materials to increase. Despite this situation, we have not had any shortages on raw materials, and do not project to have any issuing fulfilling future orders. We have no firm and irrevocable commitments that will be affected by the war in Ukraine, and we will continue to assess the impact the war may have on our business.

The Company entered into a five-year supply agreement with Millcorp Geneva SA (“Millcorp”), pursuant to which the Company is obligated to obtain at least 80% of the Company’s annual requirements of common wheat, durum wheat, or any other cereal, from Millcorp. The agreement expired on March 31, 2023 and was subsequently amended to extend through March 2026. The purchases incurred were $53,994 and $97,641 for the periods ended June 30, 2024 and 2023, respectively.

The Company has commitments with banks to finance its operating activities. The Company has provided collateral and mortgages to banks of $25,464 as of June 30, 2024 and December 31, 2023.

FORAFRIC GLOBAL PLC AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

(Continued)

From time to time the Company is involved in litigation incidental to the conduct of its business. These matters may relate to employment and labor claims, patent and intellectual property claims, claims of alleged non-compliance with contract provisions and claims related to alleged violations of laws and regulations. When applicable, the Company records accruals for contingencies when it is probable that a liability will be incurred, and the amount of loss can be reasonably estimated. Defense costs are expensed as incurred and are included in professional fees. While the outcome of lawsuits and other proceedings against the Company cannot be predicted with certainty, in the opinion of management, individually or in the aggregate, no such lawsuits and other proceedings had or are expected to have a material effect on the condensed consolidated financial statements at June 30, 2024.